Property, Plant and Equipment, Net (Details) - Schedule of property, machinery and equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Property, Plant and Equipment [Line Items]
Laboratory equipment	$ 338		$ 338
Less: accumulated depreciation	(343)	$ (290)
Total	21	37	$ 9
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Laboratory equipment	$ 364	$ 327